UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 16,799	$ 35,956
Trade accounts receivable	1,752	317
Prepayments and other	1,569	1,545
Inventories	945	915
Total current assets	21,065	38,733
FIXED ASSETS:
Vessels, net (Note 4)	368,037	374,710
Right of use assets from operating leases	14,676	19,476
Other fixed assets, net	505	505
Total fixed assets	383,218	394,691
OTHER NON CURRENT ASSETS:
Restricted cash	4,000	4,000
Investments in unconsolidated joint ventures	18,699	19,635
Deposit asset	2,000	2,000
Advances for asset acquisition to related party (Note 5)	1,000	0
Trade accounts receivable, non-current	237	0
Deferred charges	0	130
Total non-current assets	25,936	25,765
Total assets	430,219	459,189
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	13,993	12,418
Due to related parties (Note 5)	$ 0	$ 4,648
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 1,348	$ 1,356
Accrued liabilities	3,492	2,355
Unearned revenue	6,747	6,615
Current portion of Operating lease liabilities (Note 6)	7,669	8,980
Vessel fair value participation liability (Note 7)	0	5,000
Total current liabilities	33,249	41,372
NON-CURRENT LIABILITIES:
Non-current portion of long-term debt (Note 7)	252,214	228,080
Non-current portion of Operating lease liabilities (Note 6)	3,178	6,357
Other non-current liabilities	237	0
Total non-current liabilities	255,629	234,437
COMMITMENTS AND CONTINGENCIES (Note 8)
Total liabilities	288,878	275,809
MEZZANINE EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; 3,659,627 and 0 Series F Shares issued and outstanding at December 31, 2023 and June 30, 2024, respectively (Note 5)	0	37
Preferred stock, Paid-in capital in excess of par	0	43,879
Total mezzanine equity	0	43,916
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D shares were outstanding at December 31, 2023 and June 30, 2024	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 4,626,197 shares issued and outstanding at December 31, 2023 and June 30, 2024	46	46
Additional paid-in capital	451,095	451,157
Accumulated deficit	(309,801)	(311,740)
Total stockholders' equity	141,341	139,464
Total liabilities, mezzanine equity and stockholders' equity	$ 430,219	$ 459,189